Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000087423 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Indonesia ETF
Class Name	iShares MSCI Indonesia ETF
Trading Symbol	EIDO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Indonesia ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Indonesia ETF	$54	0.59%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned (16.24)%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Indonesia IMI 25/50 Index (Spliced) returned (16.13)%.
What contributed to performance?
There were no significant contributors to the Fund’s return during the reporting period.
What detracted from performance?
The financials sector was the biggest detractor from the Fund’s return during the reporting period. Banks faced headwinds, including slower loan growth, as fiscal uncertainty and economic weakness soured investor sentiment. Additionally, domestic political unrest prompted major selloffs of Indonesian stocks, including many banks, by foreign investors. Consumer staples stocks also detracted, including those engaged in the food products segment amid rising operational costs and overall bearish market sentiment. An Indonesian subsidiary of a global consumer goods company was pressured by geopolitical tensions, rising competition, a downturn in consumer spending, and a local boycott of Western multinational products.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(16.24)%	0.82%	0.91%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI Indonesia IMI 25/50 Index (Spliced)	(16.13)	1.36	1.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 328,182,234
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,731,973
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$328,182,234
Number of Portfolio Holdings	82
Net Investment Advisory Fees	$1,731,973
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	43.7%
Materials	16.3%
Communication Services	8.9%
Consumer Staples	8.8%
Energy	8.1%
Industrials	5.0%
Consumer Discretionary	4.4%
Health Care	2.4%
Real Estate	1.5%
Utilities	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Bank Central Asia Tbk PT	19.1%
Bank Rakyat Indonesia Persero Tbk PT	11.8%
Bank Mandiri Persero Tbk PT	7.6%
Telkom Indonesia Persero Tbk PT	6.1%
Amman Mineral Internasional PT	4.3%
Astra International Tbk PT	4.0%
Bank Negara Indonesia Persero Tbk PT	2.9%
Dian Swastatika Sentosa Tbk PT	2.7%
Chandra Asri Pacific Tbk PT	2.6%
GoTo Gojek Tokopedia Tbk PT	2.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Bank Central Asia Tbk PT	19.1%
Bank Rakyat Indonesia Persero Tbk PT	11.8%
Bank Mandiri Persero Tbk PT	7.6%
Telkom Indonesia Persero Tbk PT	6.1%
Amman Mineral Internasional PT	4.3%
Astra International Tbk PT	4.0%
Bank Negara Indonesia Persero Tbk PT	2.9%
Dian Swastatika Sentosa Tbk PT	2.7%
Chandra Asri Pacific Tbk PT	2.6%
GoTo Gojek Tokopedia Tbk PT	2.4%
(a)	Excludes money market funds.

C000232534 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI China Multisector Tech ETF
Class Name	iShares MSCI China Multisector Tech ETF
Trading Symbol	TCHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI China Multisector Tech ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China Multisector Tech ETF	$77	0.59%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 60.50%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI China Technology Sub-Industries Select Capped Index (Net) returned 59.17%.
What contributed to performance?
During the reporting period, stocks in the information technology sector were the largest contributors to the Fund’s return. While tariff tensions increased volatility, equities were supported by government stimulus and improved investor sentiment. Firms in the electronic equipment, instruments, and components segment design and manufacture components that are integrally used for multiple industries, including data centers, telecommunication networks, and smartphones. These companies saw profits surge due to soaring demand, many of which use artificial intelligence (“AI”)-driven computing power. Semiconductor stocks were supported by growing demand from major Chinese technology companies and the government’s prioritization of self-sufficiency in technology, which encouraged domestic companies to use homegrown AI chips. Another substantial contributor were entertainment and interactive media companies in the communication sector, which advanced due to popular game releases, AI monetization, and user growth.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 25, 2022 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	60.50%	1.07%
MSCI Emerging Markets Index (Net)	16.80	3.78
MSCI China Technology Sub-Industries Select Capped Index (Net)	59.17	1.54

Performance Inception Date	Jan. 25, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 28,433,740
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 89,506
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$28,433,740
Number of Portfolio Holdings	162
Net Investment Advisory Fees	$89,506
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	45.5%
Communication Services	22.0%
Consumer Discretionary	21.7%
Industrials	7.9%
Financials	2.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Alibaba Group Holding Ltd.	3.9%
Baidu Inc., Class A	3.9%
PDD Holdings Inc.	3.8%
Kuaishou Technology	3.7%
Xiaomi Corp., Class B	3.7%
Tencent Holdings Ltd.	3.6%
NetEase Inc.	3.6%
JD.com Inc., Class A	3.6%
Lenovo Group Ltd.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	3.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Alibaba Group Holding Ltd.	3.9%
Baidu Inc., Class A	3.9%
PDD Holdings Inc.	3.8%
Kuaishou Technology	3.7%
Xiaomi Corp., Class B	3.7%
Tencent Holdings Ltd.	3.6%
NetEase Inc.	3.6%
JD.com Inc., Class A	3.6%
Lenovo Group Ltd.	3.0%
Contemporary Amperex Technology Co. Ltd., Class A	3.0%
(a)	Excludes money market funds.

C000247094 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
Class Name	iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF
Trading Symbol	PABD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF (the “Fund”) (formerly known as iShares Paris-Aligned Climate MSCI World ex USA ETF) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 12.01%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index (Net) returned 12.36%.
What contributed to performance?
Canadian equities were the largest contributor to the Fund’s return during the reporting period. While tariff threats pressured investor sentiment, equities advanced on the back of central bank rate cuts aimed at supporting growth. In this environment, Canada’s diversified banks led returns. In addition, Canadian metals and mining stocks in the materials sector also contributed as gold prices soared to new highs, uplifted by their safe-haven demand and central bank purchases. Banking stocks from the United Kingdom also contributed, benefiting from strong balance sheets, robust performance from investment banking units, and solid trading activity. In Switzerland, insurance firms were supported by increased demand for both life- and non-life interest, as well as the relative stability of their cash flows.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 17, 2024 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	12.01%	17.53%
MSCI ACWI ex USA Index (Net)	15.42	19.77
MSCI World ex USA Climate Paris Aligned Benchmark Extended Select Index (Net)	12.36	17.86

Performance Inception Date	Jan. 17, 2024
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 02, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 222,336,982
Holdings Count | Holding	446
Advisory Fees Paid, Amount	$ 126,248
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$222,336,982
Number of Portfolio Holdings	446
Net Investment Advisory Fees	$126,248
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	29.1%
Industrials	17.5%
Health Care	12.1%
Information Technology	10.0%
Consumer Discretionary	8.8%
Real Estate	6.2%
Materials	5.2%
Consumer Staples	4.8%
Communication Services	3.5%
Utilities	2.7%
Energy	0.1%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	18.1%
Canada	13.3%
Switzerland	10.2%
United Kingdom	9.7%
France	9.6%
Germany	7.3%
Australia	6.1%
Netherlands	4.1%
Sweden	4.0%
Italy	3.4%
Other#	14.2%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On March 19, 2025, the Fund’s Board approved a proposal to change the name of the Fund from iShares Paris-Aligned Climate MSCI World ex USA ETF to iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF. This change became effective on June 2, 2025.

Material Fund Change Name [Text Block]
On March 19, 2025, the Fund’s Board approved a proposal to change the name of the Fund from iShares Paris-Aligned Climate MSCI World ex USA ETF to iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF. This change became effective on June 2, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000168438 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Sustainable Development Goals ETF
Class Name	iShares MSCI Global Sustainable Development Goals ETF
Trading Symbol	SDG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Global Sustainable Development Goals ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Sustainable Development Goals ETF	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 2.45%.
  For the same period, the MSCI All Country World Index (Net) returned 15.79% and the MSCI ACWI Sustainable Development Index (Net) returned 2.54%.
What contributed to performance?
Chinese equities were the largest contributors to the Fund’s return during the reporting period. While tariff tensions increased volatility, equities were supported by government stimulus and improved investor sentiment. In China, the information technology sector gained as a software group experienced strong growth in its cloud services business, strategic artificial intelligence focus, and international expansion. A Hong Kong packaged food group, that is one of the world’s largest vertically integrated pork producers, gained as demand for protein products increased, and as its U.S. subsidiary made plans to go public.
What detracted from performance?
Information technology stocks in the United States were the largest detractor from the Fund’s return during the reporting period. Notably, a solar storage solution provider declined as the U.S government ended federal tax credits for solar and storage projects. In Denmark, a healthcare company detracted as the firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 20, 2016 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	2.45%	1.62%	7.57%
MSCI All Country World Index (Net)	15.79	12.00	11.40
MSCI ACWI Sustainable Development Index (Net)	2.54	1.67	7.70

Performance Inception Date	Apr. 20, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]	Effective February 3, 2025, the MSCI ACWI Sustainable Impact Index was renamed to the MSCI ACWI Sustainable Development Index.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 170,632,311
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 951,969
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$170,632,311
Number of Portfolio Holdings	123
Net Investment Advisory Fees	$951,969
Portfolio Turnover Rate	64%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Staples	20.0%
Information Technology	20.0%
Health Care	19.9%
Industrials	14.2%
Real Estate	12.4%
Consumer Discretionary	8.9%
Utilities	3.4%
Materials	1.2%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	26.7%
China	20.1%
Japan	11.3%
Denmark	6.9%
Taiwan	6.4%
Switzerland	4.3%
Hong Kong	4.3%
Sweden	2.4%
Germany	2.1%
France	1.9%
Other#	13.6%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000141929 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI Eurozone ETF
Class Name	iShares Currency Hedged MSCI Eurozone ETF
Trading Symbol	HEZU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Currency Hedged MSCI Eurozone ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Eurozone ETF	$3(a)	0.03%(a)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 3	[1]
Expense Ratio, Percent	0.03%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 15.18%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI EMU 100% USD Hedged Index (Net) returned 15.43%.
What contributed to performance?
Within the eurozone, a monetary union of 20 European Union member states that have adopted the euro, as their common currency, German stocks were the leading contributor to the Fund’s return. During the reporting period, industrials stocks, including in the aerospace and defense space, were buoyed by the country’s landmark decision to double its defense spending, driven by the ongoing geopolitical conflicts. High demand for electrification, particularly from data centers, drove gains in electrical equipment firms and industrial conglomerates. Spain’s economy experienced robust growth, helping equity markets advance, particularly in the financials sector. Banks benefited from significant increases in consumer deposits, growth from wealth management, and strong financial strength as measured by capital ratios. Aerospace and defense firms in France were also supported by increased defense spending.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	15.18%	14.56%	9.72%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI EMU 100% Hedged to USD Index (Net)	15.43	14.32	9.73

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 725,690,795
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 152,887
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$725,690,795
Number of Portfolio Holdings	12
Net Investment Advisory Fees	$152,887
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	100.0%
Short-term Investments	5.2%
Forward foreign currency exchange contracts, net cumulative depreciation	(2.0)%
Other assets less liabilities	(3.2)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Financials	25.1%
Industrials	20.6%
Information Technology	11.2%
Consumer Discretionary	10.9%
Health Care	6.8%
Consumer Staples	6.3%
Utilities	6.0%
Communication Services	4.5%
Materials	4.5%
Energy	3.2%
Real Estate	0.9%
(a)	The underlying fund is iShares MSCI Eurozone ETF.
(b)	Excludes money market funds.

C000133234 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Currency Hedged MSCI Japan ETF
Class Name	iShares Currency Hedged MSCI Japan ETF
Trading Symbol	HEWJ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Currency Hedged MSCI Japan ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Japan ETF	$0(a)(b)	0.00%(a)(c)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Rounds to less than $1.
(c)	Rounds to less than 0.01%.

Expenses Paid, Amount	$ 0	[2],[3]
Expense Ratio, Percent	0.00%	[2],[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 16.58%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Japan 100% Hedged to USD Index (Net) returned 18.63%.
What contributed to performance?
Japanese equities were supported by sustained corporate governance reforms and renewed confidence among both domestic and foreign investors during the reporting period. Diversified banks in the financials sector gained as the Bank of Japan raised rates and returned to monetary policy normalization. Additionally, higher interest rates also improved investment income for insurance companies. In the industrials sector, firms involved in the aerospace and defense supply chain benefited from an increased defense budget, while machinery firms gained as the government approved a multi-billion-dollar plan to enhance disaster-resilient infrastructure. A multinational conglomerate in the communication sector gained due to significant investments in artificial intelligence, while a video game company was supported by high demand and record-breaking sales for its hybrid video game console.
What detracted from performance?
During the reporting period, healthcare stocks detracted from the Fund’s return. Pharmaceutical and biotechnology companies faced headwinds due to the country’s drug pricing scheme, which created uncertainty due to annual price cuts. Additionally, a pharmaceutical company declined following disappointing clinical trial data.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	16.58%	18.88%	10.98%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI Japan 100% Hedged to USD Index (Net)	18.63	19.63	11.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 381,065,058
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$381,065,058
Number of Portfolio Holdings	11
Net Investment Advisory Fees	$0
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.9%
Short-term Investments	22.0%
Forward foreign currency exchange contracts, net cumulative depreciation	(2.0)%
Other assets less liabilities	(19.9)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Industrials	24.4%
Consumer Discretionary	17.8%
Financials	17.2%
Information Technology	12.3%
Communication Services	8.9%
Health Care	6.6%
Consumer Staples	5.1%
Materials	3.3%
Real Estate	2.4%
Utilities	1.1%
Energy	0.9%
(a)	The underlying fund is iShares MSCI Japan ETF.
(b)	Excludes money market funds.

C000106878 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI India ETF
Class Name	iShares MSCI India ETF
Trading Symbol	INDA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI India ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI India ETF	$58	0.61%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned (9.15)%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI India Index (Net) returned (11.76)%.
What contributed to performance?
During the reporting period, there were no significant contributors to the Fund’s performance.
What detracted from performance?
Indian small-cap stocks suffered from foreign investor outflow and global trade uncertainty due to tariffs from the United States, which began during the reporting period. The tariffs resulted in a sharp drop in exports and sharp equity market volatility. IT consulting stocks in the information technology sector were among the largest detractors from the Fund’s return. These companies, which help their clients improve processes, grow their business, or solve specific technology-related problems, faced headwinds such as slowing client demand and persistent weakness in discretionary spending. Energy stocks faced pressure due to the country’s reliance on Russian oil, which has exposed the energy sector to geopolitical risks and supply disruptions, creating a drag on both profitability and investor confidence. Utilities stocks also detracted, facing pressure from regulatory uncertainty, slowing earnings growth, and broader market corrections.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(9.15)%	10.89%	7.66%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI India Index (Net)	(11.76)	13.13	9.09

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 9,173,459,429
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 59,887,050
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,173,459,429
Number of Portfolio Holdings	163
Net Investment Advisory Fees	$59,887,050
Portfolio Turnover Rate	30%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	29.0%
Consumer Discretionary	13.2%
Information Technology	9.6%
Industrials	9.0%
Energy	8.7%
Materials	8.1%
Consumer Staples	6.8%
Health Care	5.8%
Communication Services	4.7%
Utilities	3.6%
Real Estate	1.5%
Ten largest holdings
Security	Percent of Total Investments(a)
HDFC Bank Ltd.	8.3%
Reliance Industries Ltd.	6.4%
ICICI Bank Ltd.	5.7%
Infosys Ltd.	3.8%
Bharti Airtel Ltd.	3.7%
Mahindra & Mahindra Ltd.	2.3%
Tata Consultancy Services Ltd.	2.2%
Bajaj Finance Ltd.	1.9%
Larsen & Toubro Ltd.	1.9%
Axis Bank Ltd.	1.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
HDFC Bank Ltd.	8.3%
Reliance Industries Ltd.	6.4%
ICICI Bank Ltd.	5.7%
Infosys Ltd.	3.8%
Bharti Airtel Ltd.	3.7%
Mahindra & Mahindra Ltd.	2.3%
Tata Consultancy Services Ltd.	2.2%
Bajaj Finance Ltd.	1.9%
Larsen & Toubro Ltd.	1.9%
Axis Bank Ltd.	1.9%
(a)	Excludes money market funds.

C000087875 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Philippines ETF
Class Name	iShares MSCI Philippines ETF
Trading Symbol	EPHE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Philippines ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Philippines ETF	$58	0.59%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned (4.62)%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Philippines IMI 25/50 Index (Spliced) returned (3.78)%.
What contributed to performance?
The utilities sector was the most significant contributor to the Fund’s return during the reporting period. The largest electricity distributor in the Philippines benefited from investments in renewable energy, including solar energy projects. Additionally, a leading water treatment company was supported by domestic rate tariff adjustments, strategic acquisitions, and expansions. In the industrials sector, increased cargo volume and strategic expansions helped drive the performance of a large container terminal services company.
What detracted from performance?
A weakening economic outlook, high vacancies, and geopolitical uncertainty pushed Philippine real estate stocks lower during the reporting period. Property developers detracted from the Fund’s return due to general uncertainty and oversupply. In the consumer discretionary sector, declining sales in home improvements, as well as expansion costs, pressured the country’s leading retailer of home improvement and construction supplies. In the financials sector, the diversified banking sector detracted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(4.62)%	1.16%	(1.96)%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI Philippines IMI 25/50 Index (Spliced)	(3.78)	1.90	(1.26)

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 103,703,527
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 608,069
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$103,703,527
Number of Portfolio Holdings	35
Net Investment Advisory Fees	$608,069
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	35.0%
Financials	19.8%
Real Estate	14.1%
Consumer Staples	9.2%
Utilities	9.1%
Consumer Discretionary	6.1%
Communication Services	5.1%
Energy	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
International Container Terminal Services Inc.	15.1%
BDO Unibank Inc.	9.8%
SM Prime Holdings Inc.	6.8%
SM Investments Corp.	4.6%
Manila Electric Co.	4.5%
Metropolitan Bank & Trust Co.	4.5%
Jollibee Foods Corp.	4.5%
Bank of the Philippine Islands	4.4%
Ayala Land Inc.	4.3%
PLDT Inc.	3.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
International Container Terminal Services Inc.	15.1%
BDO Unibank Inc.	9.8%
SM Prime Holdings Inc.	6.8%
SM Investments Corp.	4.6%
Manila Electric Co.	4.5%
Metropolitan Bank & Trust Co.	4.5%
Jollibee Foods Corp.	4.5%
Bank of the Philippine Islands	4.4%
Ayala Land Inc.	4.3%
PLDT Inc.	3.4%
(a)	Excludes money market funds.

C000255123 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Global Quality Factor ETF
Class Name	iShares MSCI Global Quality Factor ETF
Trading Symbol	AQLT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Global Quality Factor ETF (the “Fund”) for the period of December 11, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Quality Factor ETF	$13(a)	0.18%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 13	[5]
Expense Ratio, Percent	0.18%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period ended August 31, 2025, the Fund returned 4.52%.
  For the same period, the MSCI All Country World Index (Net) returned 10.42% and the MSCI ACWI Quality Index (Net) returned 4.40%.
What contributed to performance?
Stocks in the United States significantly contributed to the Fund’s return during the reporting period. The information technology sector, particularly semiconductor stocks, gained amid ongoing demand for artificial intelligence (“AI”), data center expansions, and continued innovation in chips and network solutions. Taiwanese equities were buoyed by the country’s pivotal role in the global technology supply chain. Stocks in the semiconductor segment contributed, as a major semiconductor supplier was supported by surging demand for AI chips and continued innovation, despite the ongoing threat of tariffs.
What detracted from performance?
U.S. healthcare stocks were modest detractors from the Fund’s return during the reporting period, pressured by increasing regulatory scrutiny and policy upheaval. Also detracting was a Danish healthcare company as its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: December 11, 2024 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 195,649,682
Holdings Count | Holding	479
Advisory Fees Paid, Amount	$ 238,543
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$195,649,682
Number of Portfolio Holdings	479
Net Investment Advisory Fees	$238,543
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	33.4%
Communication Services	14.6%
Health Care	13.6%
Industrials	12.7%
Financials	9.5%
Consumer Staples	8.8%
Consumer Discretionary	5.1%
Materials	1.7%
Energy	0.4%
Real Estate	0.2%
Utilities	0.0	%(b)
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	72.3%
Taiwan	4.6%
Switzerland	4.3%
United Kingdom	3.8%
Japan	2.3%
Netherlands	1.9%
India	1.8%
China	1.4%
Australia	1.3%
Denmark	1.0%
Other#	5.3%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000072477 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Peru and Global Exposure ETF
Class Name	iShares MSCI Peru and Global Exposure ETF
Trading Symbol	EPU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Peru and Global Exposure ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Peru and Global Exposure ETF	$70	0.59%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 37.75%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI All Peru Capped Index (Net) returned 38.03%.
What contributed to performance?
Stocks in Peru contributed the most to the Fund’s return during the reporting period. Performance was led by the materials sector, specifically companies engaged in metals and mining. Gold prices rose significantly, driven by geopolitical tensions, high central bank demand, and due to gold’s role as a safe-haven asset against inflation and tariffs. Peru is home to several gold mines and elevated gold prices were favorable to these miners. Meanwhile, diversified miners benefited from surging copper output. Copper, in the form of ores and concentrates, is Peru’s leading export metal, and is pivotal in renewable energy generation and electric vehicles. Materials stocks in Canada also contributed to the Fund’s performance, due to the presence of metals and mining companies from these countries operating in Peru. A Peru-based financial services holding company was also a major contributor, benefiting from Peru’s favorable macroeconomic environment, growth of its digital platform, and the resolution of a significant tax assessment.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	37.75%	15.84%	12.34%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI All Peru Capped Index (Net)	38.03	16.19	12.87

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 166,094,270
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 635,616
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$166,094,270
Number of Portfolio Holdings	27
Net Investment Advisory Fees	$635,616
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Materials	53.1%
Financials	27.9%
Consumer Discretionary	5.6%
Industrials	3.5%
Consumer Staples	2.4%
Real Estate	2.4%
Utilities	2.2%
Communication Services	1.7%
Health Care	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Credicorp Ltd.	22.9%
Southern Copper Corp.	22.2%
Cia. de Minas Buenaventura SAA	4.7%
Hochschild Mining PLC	4.2%
MMG Ltd.	3.2%
Pan American Silver Corp.	3.0%
Fortuna Mining Corp.	3.0%
Intercorp Financial Services Inc.	3.0%
Triple Flag Precious Metals Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Credicorp Ltd.	22.9%
Southern Copper Corp.	22.2%
Cia. de Minas Buenaventura SAA	4.7%
Hochschild Mining PLC	4.2%
MMG Ltd.	3.2%
Pan American Silver Corp.	3.0%
Fortuna Mining Corp.	3.0%
Intercorp Financial Services Inc.	3.0%
Triple Flag Precious Metals Corp.	3.0%
Wheaton Precious Metals Corp.	2.9%
(a)	Excludes money market funds.

C000087424 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI New Zealand ETF
Class Name	iShares MSCI New Zealand ETF
Trading Symbol	ENZL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI New Zealand ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI New Zealand ETF	$48	0.50%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned (6.90)%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI New Zealand All Cap Top 25 Capped Index (Spliced) returned (6.29)%.
What contributed to performance?
There were no significant contributors to the Fund’s return during the reporting period.
What detracted from performance?
Concerns over U.S. tariffs and global trade uncertainty weighed on New Zealand stocks during the reporting period. The healthcare sector was the largest detractor from the Fund’s return. A healthcare and operator of retirement and aged care facilities provider suffered from falling occupancy rates and high debt levels. Stocks in the communication sector also detracted. In particular, the country’s leading provider of digital services and telecommunications suffered from the country’s economic malaise, which included weakening consumer and business spending. The firm has high debt levels, and has cut its earnings guidance and dividend payments, pushing its stock lower. In the consumer discretionary sector, a hotel and casino operator faltered as declining discretionary spending led to a decline in customers.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(6.90)%	(3.64)%	6.53%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI New Zealand All Cap Top 25 Capped Index (Spliced)	(6.29)	(3.15)	7.04

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
The performance of the MSCI New Zealand All Cap Top 25 Capped Index (Spliced) in this report reflects the performance of the MSCI New Zealand IMI 25/50 Index (Net) through September 2, 2024 and, beginning on September 3, 2024, the performance of the MSCI New Zealand All Cap Top 25 Capped Index (Net), which, effective as of September 3, 2024, replaced the MSCI New Zealand IMI 25/50 Index (Net) as the underlying index of the Fund.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 72,190,896
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 390,090
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$72,190,896
Number of Portfolio Holdings	28
Net Investment Advisory Fees	$390,090
Portfolio Turnover Rate	37%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	27.7%
Industrials	22.4%
Real Estate	14.0%
Utilities	13.9%
Financials	11.8%
Communication Services	4.7%
Information Technology	2.7%
Energy	1.6%
Consumer Discretionary	1.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Fisher & Paykel Healthcare Corp. Ltd.	21.3%
Auckland International Airport Ltd.	12.6%
Infratil Ltd.	10.4%
Mercury NZ Ltd.	4.8%
Spark New Zealand Ltd.	4.7%
Meridian Energy Ltd.	4.6%
Contact Energy Ltd.	4.5%
Fletcher Building Ltd.	4.0%
EBOS Group Ltd.	3.6%
Goodman Property Trust	2.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Fisher & Paykel Healthcare Corp. Ltd.	21.3%
Auckland International Airport Ltd.	12.6%
Infratil Ltd.	10.4%
Mercury NZ Ltd.	4.8%
Spark New Zealand Ltd.	4.7%
Meridian Energy Ltd.	4.6%
Contact Energy Ltd.	4.5%
Fletcher Building Ltd.	4.0%
EBOS Group Ltd.	3.6%
Goodman Property Trust	2.8%
(a)	Excludes money market funds.

C000140044 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI UAE ETF
Class Name	iShares MSCI UAE ETF
Trading Symbol	UAE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI UAE ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI UAE ETF	$69	0.59%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 35.38%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI All UAE Capped Index returned 36.50%.
What contributed to performance?
The United Arab Emirates (“UAE”) enjoyed robust growth during the reporting period, supported by the country’s long-term strategic framework focused on economic diversification away from oil. In this landscape, stocks in the financials sector contributed the most to the Fund’s return. Diversified banks gained amid loan increases, non-interest income growth, international expansions, and improved asset quality. The UAE is considered to be one of the top real estate markets in the world, attracting global wealth and tourism, which benefited real estate companies as they expanded their investment properties. In particular, a global property developer gained amid surging demand and as the company reinstated its dividend. Also contributing was a low-cost air operator supported by a growing tourism sector.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	35.38%	16.41%	4.71%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI All UAE Capped Index	36.50	17.72	5.50

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 168,042,660
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 544,672
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$168,042,660
Number of Portfolio Holdings	56
Net Investment Advisory Fees	$544,672
Portfolio Turnover Rate	47%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	36.8%
Real Estate	23.6%
Communication Services	10.3%
Industrials	10.1%
Energy	7.6%
Consumer Discretionary	5.5%
Utilities	4.2%
Consumer Staples	1.1%
Information Technology	0.7%
Materials	0.1%
Health Care	0.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Emaar Properties PJSC	14.9%
First Abu Dhabi Bank PJSC	11.3%
Emirates Telecommunications Group Co. PJSC	9.6%
Emirates NBD Bank PJSC	7.2%
Dubai Islamic Bank PJSC	4.5%
Abu Dhabi Commercial Bank PJSC	4.4%
Abu Dhabi Islamic Bank PJSC	4.3%
Aldar Properties PJSC	4.3%
ADNOC Drilling Co. PJSC	3.3%
Adnoc Gas PLC	3.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Emaar Properties PJSC	14.9%
First Abu Dhabi Bank PJSC	11.3%
Emirates Telecommunications Group Co. PJSC	9.6%
Emirates NBD Bank PJSC	7.2%
Dubai Islamic Bank PJSC	4.5%
Abu Dhabi Commercial Bank PJSC	4.4%
Abu Dhabi Islamic Bank PJSC	4.3%
Aldar Properties PJSC	4.3%
ADNOC Drilling Co. PJSC	3.3%
Adnoc Gas PLC	3.2%
(a)	Excludes money market funds.

C000108740 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Norway ETF
Class Name	iShares MSCI Norway ETF
Trading Symbol	ENOR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Norway ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Norway ETF	$58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 19.40%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Norway IMI 25/50 Index (Net) returned 19.94%.
What contributed to performance?
Stocks in the financials sector were the largest driver of the Fund’s performance during the reporting period. Diversified banks were supported by a solid domestic economy and strong capital ratios (a measure of a bank's ability to absorb losses and maintain financial stability), and loan growth. Additionally, positive market sentiment, increasing dividends, and improved profitability benefited companies in the insurance segment. In the communication sector, a multinational company that provides mobile, broadband, and TV services gained amid consistent growth in the Nordic markets, cost efficiencies, strategic acquisitions, as well as an expansion into cyber defense technology. Consumer staples firms also contributed, including those engaging in packaged foods and meats. These firms gained due to elevated consumer demand, cost reductions, and growth initiatives.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	19.40%	9.28%	7.03%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI Norway IMI 25/50 Index (Net)	19.94	9.77	7.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 41,209,708
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 175,077
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$41,209,708
Number of Portfolio Holdings	60
Net Investment Advisory Fees	$175,077
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.1%
Energy	24.2%
Industrials	14.1%
Consumer Staples	13.8%
Communication Services	9.0%
Materials	8.5%
Information Technology	3.4%
Consumer Discretionary	0.8%
Utilities	0.7%
Real Estate	0.4%
Ten largest holdings
Security	Percent of Total Investments(a)
DNB Bank ASA	12.7%
Equinor ASA	10.9%
Kongsberg Gruppen ASA	7.1%
Telenor ASA	5.6%
Mowi ASA	5.2%
Norsk Hydro ASA	4.5%
Aker BP ASA	4.3%
Orkla ASA	4.2%
Storebrand ASA	3.5%
Yara International ASA	3.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
DNB Bank ASA	12.7%
Equinor ASA	10.9%
Kongsberg Gruppen ASA	7.1%
Telenor ASA	5.6%
Mowi ASA	5.2%
Norsk Hydro ASA	4.5%
Aker BP ASA	4.3%
Orkla ASA	4.2%
Storebrand ASA	3.5%
Yara International ASA	3.3%
(a)	Excludes money market funds.

C000087775 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Brazil Small-Cap ETF
Class Name	iShares MSCI Brazil Small-Cap ETF
Trading Symbol	EWZS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Brazil Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Brazil Small-Cap ETF	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 10.81%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Brazil Small Cap Index (Net) returned 11.46%.
What contributed to performance?
During the reporting period, financial services companies were the largest contributor to the Fund’s performance. In particular, a financial technology company that provides payment solutions for small and medium-sized businesses gained on new customer adds, increased average revenue per user, and a rise in total payment volume. A diversified bank was supported by improving loan growth and efforts to expand their digital platforms. In the consumer staples sector, the performance of a major cash and carry wholesale retailer was enhanced following efforts to reduce debt and investments in existing stores. Within the healthcare sector, a provider of health and dental insurance plans benefited from enhanced operational efficiency, a reduction in plan cancellation rates, and strategic expansions.
What detracted from performance?
Fluctuating commodity prices, increasing geopolitical risks (including the threat of tariffs), and global oversupply put downward pressure on crude prices during the reporting period. In this environment, energy stocks were the main detractors from the Fund’s performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	10.81%	3.13%	8.71%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI Brazil Small Cap Index (Net)	11.46	3.75	9.33

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 178,918,688
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 816,607
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$178,918,688
Number of Portfolio Holdings	78
Net Investment Advisory Fees	$816,607
Portfolio Turnover Rate	82%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	21.8%
Financials	16.1%
Consumer Staples	12.8%
Industrials	10.4%
Materials	9.5%
Utilities	9.2%
Health Care	8.0%
Real Estate	6.8%
Energy	4.7%
Information Technology	0.7%
Ten largest holdings
Security	Percent of Total Investments(a)
StoneCo Ltd., Class A	5.7%
Lojas Renner SA	5.0%
Sendas Distribuidora SA	4.1%
Hapvida Participacoes e Investimentos SA	3.9%
Inter & Co. Inc., Class A	3.3%
Pagseguro Digital Ltd., Class A	2.8%
Smartfit Escola de Ginastica e Danca SA	2.7%
Multiplan Empreendimentos Imobiliarios SA	2.7%
Allos SA	2.6%
Natura Cosmeticos SA	2.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
StoneCo Ltd., Class A	5.7%
Lojas Renner SA	5.0%
Sendas Distribuidora SA	4.1%
Hapvida Participacoes e Investimentos SA	3.9%
Inter & Co. Inc., Class A	3.3%
Pagseguro Digital Ltd., Class A	2.8%
Smartfit Escola de Ginastica e Danca SA	2.7%
Multiplan Empreendimentos Imobiliarios SA	2.7%
Allos SA	2.6%
Natura Cosmeticos SA	2.3%
(a)	Excludes money market funds.

C000106876 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI India Small-Cap ETF
Class Name	iShares MSCI India Small-Cap ETF
Trading Symbol	SMIN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI India Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI India Small-Cap ETF	$71	0.74%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned (8.94)%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI India Small Cap Index (Net) returned (10.94)%.
What contributed to performance?
During the reporting period, there were no significant contributors from the Fund’s performance.
What detracted from performance?
Indian small-cap stocks suffered from foreign investor outflow and global trade uncertainty due to tariffs from the United States, which began during the reporting period. The tariffs resulted in a sharp drop in exports and sharp equity market volatility. The industrials sector was the largest detractor from the Fund’s performance. This included construction and engineering stocks, which were pressured due to a slowdown in the housing market. In the industrial machinery segment, companies with exposure to the automotive supply chain faced challenges such as raw material and energy price volatility and demand swings. In the consumer discretionary sector, supply chain disruptions due to tariffs made Indian goods more expensive, pressuring textile and apparel stocks. Chemicals stocks in the materials sector also suffered from tariff-related pressures and slowing end-user demand during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(8.94)%	17.73%	10.21%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI India Small Cap Index (Net)	(10.94)	21.26	12.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 898,884,237
Holdings Count | Holding	526
Advisory Fees Paid, Amount	$ 6,413,048
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$898,884,237
Number of Portfolio Holdings	526
Net Investment Advisory Fees	$6,413,048
Portfolio Turnover Rate	62%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	20.8%
Financials	18.2%
Consumer Discretionary	14.2%
Health Care	13.8%
Materials	12.5%
Information Technology	7.2%
Consumer Staples	4.3%
Real Estate	3.6%
Utilities	2.8%
Communication Services	1.8%
Energy	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Coforge Ltd.	1.6%
Fortis Healthcare Ltd.	1.3%
Max Financial Services Ltd.	1.3%
One 97 Communications Ltd.	1.1%
GE Vernova T&D India Ltd.	1.1%
Federal Bank Ltd.	1.0%
Embassy Office Parks REIT	1.0%
Laurus Labs Ltd.	0.9%
Glenmark Pharmaceuticals Ltd.	0.8%
UNO Minda Ltd.	0.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Coforge Ltd.	1.6%
Fortis Healthcare Ltd.	1.3%
Max Financial Services Ltd.	1.3%
One 97 Communications Ltd.	1.1%
GE Vernova T&D India Ltd.	1.1%
Federal Bank Ltd.	1.0%
Embassy Office Parks REIT	1.0%
Laurus Labs Ltd.	0.9%
Glenmark Pharmaceuticals Ltd.	0.8%
UNO Minda Ltd.	0.8%
(a)	Excludes money market funds.

C000108733 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Denmark ETF
Class Name	iShares MSCI Denmark ETF
Trading Symbol	EDEN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Denmark ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Denmark ETF	$49	0.53%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned (14.24)%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Denmark IMI 25/50 Index (Net) returned (14.35)%.
What contributed to performance?
Diversified banks in the financials sector contributed to the Fund’s return during the reporting period. These firms benefited from resilient economic conditions, strong customer activity, and robust credit quality. In the industrials sector, a transport and logistics company gained after a large strategic acquisition was finalized.
What detracted from performance?
A major global healthcare company experienced a significant downturn and was the largest detractor from the Fund’s performance during the reporting period. The firm, which specializes in chronic diseases like diabetes and obesity, reduced its sales growth outlook after its blockbuster weight loss drug faced increased intense competition from peers and lower-cost alternatives. Amid these developments, the firm faced leadership changes, as well as setbacks in its drug development pipeline. A biotechnology company also detracted, as the company faced an extensive wait for trial results for its experimental weight loss drug. Another substantial detractor was an energy company in the utilities sector that develops offshore wind power suffered a series of setbacks surrounding its U.S. offshore wind projects.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(14.24)%	6.85%	9.00%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI Denmark IMI 25/50 Index (Net)	(14.35)	7.14	9.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 186,537,921
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,248,416
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$186,537,921
Number of Portfolio Holdings	44
Net Investment Advisory Fees	$1,248,416
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	40.2%
Industrials	26.1%
Financials	14.7%
Consumer Staples	5.8%
Materials	5.1%
Consumer Discretionary	4.5%
Utilities	1.6%
Information Technology	1.2%
Energy	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
Novo Nordisk A/S, Class B	24.5%
DSV A/S	9.8%
Danske Bank A/S	6.3%
Novonesis Novozymes B, Class B	5.1%
Vestas Wind Systems A/S	4.5%
Genmab A/S	3.9%
Carlsberg A/S, Class B	3.1%
Coloplast A/S, Class B	3.0%
Pandora A/S	3.0%
Tryg A/S	2.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Novo Nordisk A/S, Class B	24.5%
DSV A/S	9.8%
Danske Bank A/S	6.3%
Novonesis Novozymes B, Class B	5.1%
Vestas Wind Systems A/S	4.5%
Genmab A/S	3.9%
Carlsberg A/S, Class B	3.1%
Coloplast A/S, Class B	3.0%
Pandora A/S	3.0%
Tryg A/S	2.6%
(a)	Excludes money market funds.

C000098688 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI China ETF
Class Name	iShares MSCI China ETF
Trading Symbol	MCHI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI China ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China ETF	$74	0.59%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 49.98%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI China Index (Net) returned 47.62%.
What contributed to performance?
The communication sector was the largest contributor to the Fund’s return during the reporting period, primarily due to a multinational technology conglomerate. The firm, which operates a popular social media platform, develops profitable video games, and provides internet and technology services, benefited from strong gaming results, investments in artificial intelligence (“AI”), which boosted growth in advertising and fintech. In the consumer discretionary sector, a broadline retailer that operates in e-commerce, cloud computing, financial technology, and digital media gained due to investments in AI, cloud growth, and expansion into international digital commerce. . Advances by electric vehicle manufacturers were attributed to government subsidies, tax incentives, and funding for research and development. In the financials sector, Chinese banks benefited from the government’s historic stimulus measures, which included capital injections, liquidity support, relaxed lending rules, and lower reserve requirements. Insurance companies were also substantial contributors, driven by increased policy sales, favorable market sentiment, and government support.
What detracted from performance?
During the reporting period there were no significant detractors from the Fund’s performance
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	49.98%	(2.20)%	5.17%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI China Index (Net)	47.62	(1.99)	5.57

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 7,889,852,041
Holdings Count | Holding	557
Advisory Fees Paid, Amount	$ 35,114,694
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,889,852,041
Number of Portfolio Holdings	557
Net Investment Advisory Fees	$35,114,694
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Discretionary	28.2%
Communication Services	23.2%
Financials	17.5%
Information Technology	9.0%
Health Care	5.1%
Industrials	4.4%
Consumer Staples	3.5%
Materials	3.3%
Energy	2.4%
Utilities	1.8%
Real Estate	1.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Tencent Holdings Ltd.	17.7%
Alibaba Group Holding Ltd.	10.2%
Xiaomi Corp., Class B	4.2%
China Construction Bank Corp., Class H	3.3%
PDD Holdings Inc.	3.1%
Meituan, Class B	2.4%
BYD Co. Ltd., Class H	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.8%
Industrial & Commercial Bank of China Ltd., Class H	1.7%
NetEase Inc.	1.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Tencent Holdings Ltd.	17.7%
Alibaba Group Holding Ltd.	10.2%
Xiaomi Corp., Class B	4.2%
China Construction Bank Corp., Class H	3.3%
PDD Holdings Inc.	3.1%
Meituan, Class B	2.4%
BYD Co. Ltd., Class H	1.9%
Ping An Insurance Group Co. of China Ltd., Class H	1.8%
Industrial & Commercial Bank of China Ltd., Class H	1.7%
NetEase Inc.	1.7%
(a)	Excludes money market funds.

C000087428 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Poland ETF
Class Name	iShares MSCI Poland ETF
Trading Symbol	EPOL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Poland ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Poland ETF	$71	0.60%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 35.92%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Poland IMI 25/50 Index (Net) returned 33.19%.
What contributed to performance?
Against a backdrop of robust economic growth, financials stocks were the most significant contributors to the Fund’s performance during the reporting period. Diversified banks benefited from Poland’s economic recovery and improved investor sentiment. Positive net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits), high asset management fees, and strategic digital advancements also supported the country’s banks. Poland’s largest financial group, which offers a wide range of insurance products, also contributed due to substantial profits, as it expanded beyond its core insurance business, and embarked on strategic partnerships. In the energy sector, robust profits in upstream and energy units helped a multi utility company involved in oil refining, and as it eliminated its dependence on Russian crude oil. Utilities companies benefited as the country shifts away from its reliance on coal, lowered carbon dioxide emission costs, and benefited from favorable energy policies from the Polish government that helped stabilize prices.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	35.92%	15.00%	6.55%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI Poland IMI 25/50 Index (Net)	33.19	14.64	6.39

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 445,349,297
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,928,489
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$445,349,297
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$1,928,489
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	45.7%
Consumer Discretionary	12.6%
Energy	10.4%
Materials	6.6%
Communication Services	6.4%
Utilities	5.9%
Consumer Staples	5.6%
Industrials	4.0%
Information Technology	2.5%
Health Care	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Powszechna Kasa Oszczednosci Bank Polski SA	14.1%
ORLEN SA	10.4%
Powszechny Zaklad Ubezpieczen SA	8.4%
Bank Polska Kasa Opieki SA	7.7%
Allegro.eu SA	4.6%
Dino Polska SA	4.5%
Santander Bank Polska SA	4.2%
LPP SA	3.9%
CD Projekt SA	3.9%
KGHM Polska Miedz SA	3.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Powszechna Kasa Oszczednosci Bank Polski SA	14.1%
ORLEN SA	10.4%
Powszechny Zaklad Ubezpieczen SA	8.4%
Bank Polska Kasa Opieki SA	7.7%
Allegro.eu SA	4.6%
Dino Polska SA	4.5%
Santander Bank Polska SA	4.2%
LPP SA	3.9%
CD Projekt SA	3.9%
KGHM Polska Miedz SA	3.7%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in professional fees for foreign withholding tax claims.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in professional fees for foreign withholding tax claims.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000087422 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI China Small-Cap ETF
Class Name	iShares MSCI China Small-Cap ETF
Trading Symbol	ECNS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI China Small-Cap ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI China Small-Cap ETF	$82	0.59%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 77.95%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI China Small Cap Index (Net) returned 76.90%.
What contributed to performance?
Buoyed by a less restrictive regulatory environment and substantial government investments, small-cap healthcare stocks were a major contributor to the Fund’s return during the reporting period. In the biotechnology space, additional tailwinds included significant overseas investments, licensing deals, clinical trials, and laboratory expansions. Information technology stocks, particularly firms in the software and services segment, were also significant contributors. This included companies that develop and operate carrier and cloud data centers, which have benefited from the continuing demand for artificial intelligence, as well as firms that provide software and internet services. In the communication sector, a photo editing application developer surged following news of a strategic partnership with one of China’s largest e-commerce marketplaces. Also contributing was a large video game and internet service provider, after several successful new releases, growth in PC gaming, and international expansion efforts.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	77.95%	1.09%	3.54%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI China Small Cap Index (Net)	76.90	(1.30)	1.86

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 90,819,418
Holdings Count | Holding	265
Advisory Fees Paid, Amount	$ 391,244
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$90,819,418
Number of Portfolio Holdings	265
Net Investment Advisory Fees	$391,244
Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Health Care	24.8%
Information Technology	12.4%
Industrials	11.7%
Consumer Discretionary	11.6%
Materials	10.4%
Real Estate	8.3%
Communication Services	6.4%
Financials	5.9%
Consumer Staples	5.5%
Utilities	1.9%
Energy	1.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Zai Lab Ltd.	1.7%
China Gold International Resources Corp. Ltd.	1.7%
Minth Group Ltd.	1.6%
XD Inc.	1.6%
Ascentage Pharma Group International	1.5%
ZhongAn Online P&C Insurance Co. Ltd., Class H	1.3%
Ping An Healthcare and Technology Co. Ltd.	1.2%
Remegen Co. Ltd., Class H	1.2%
Kingsoft Cloud Holdings Ltd.	1.2%
Kingboard Holdings Ltd.	1.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Zai Lab Ltd.	1.7%
China Gold International Resources Corp. Ltd.	1.7%
Minth Group Ltd.	1.6%
XD Inc.	1.6%
Ascentage Pharma Group International	1.5%
ZhongAn Online P&C Insurance Co. Ltd., Class H	1.3%
Ping An Healthcare and Technology Co. Ltd.	1.2%
Remegen Co. Ltd., Class H	1.2%
Kingsoft Cloud Holdings Ltd.	1.2%
Kingboard Holdings Ltd.	1.2%
(a)	Excludes money market funds.

C000217590 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG MSCI EM Leaders ETF
Class Name	iShares ESG MSCI EM Leaders ETF
Trading Symbol	LDEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG MSCI EM Leaders ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI EM Leaders ETF	$18	0.16%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 21.55%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI EM Extended ESG Leaders 5% Issuer Capped Index (Net) returned 19.38%.
What contributed to performance?
Chinese equities were the largest contributors to the Fund’s return during the reporting period. While tariff tensions increased volatility, equities were supported by government stimulus and improved investor sentiment. Within the Chinese consumer discretionary sector, a broadline retailer contributed amid rapid growth in its cloud and digital commerce units. Additionally, in the communication sector, a multinational technology and entertainment conglomerate contributed. The firm, which operates a popular social media platform, develops profitable video games, and provides internet and technology services, benefited from strong gaming results, and investments in artificial intelligence (“AI”), which boosted growth in advertising and fintech. In China, larger banks advanced due to the country’s historic stimulus efforts, which included capital injections and other active interventions to support the banking sector. In Taiwan, a major semiconductor supplier was supported by surging demand for AI chips and continued innovation, despite the threat of tariffs. South African metals and mining stocks benefited as the price of gold reached new highs.
What detracted from performance?
Indian stocks detracted from the Fund's return due to foreign investor outflow and global trade uncertainty as a result of tariffs from the United States, which began during the reporting period. The tariffs resulted in a sharp drop in exports and sharp equity market volatility.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: February 5, 2020 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	21.55%	4.40%	4.23%
MSCI Emerging Markets Index (Net)	16.80	5.21	5.17
MSCI EM Extended ESG Leaders 5% Issuer Capped Index (Net)	19.38	4.58	4.41

Performance Inception Date	Feb. 05, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 30,556,645
Holdings Count | Holding	432
Advisory Fees Paid, Amount	$ 47,224
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$30,556,645
Number of Portfolio Holdings	432
Net Investment Advisory Fees	$47,224
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	27.9%
Consumer Discretionary	17.3%
Communication Services	12.8%
Information Technology	9.2%
Industrials	7.7%
Materials	6.3%
Consumer Staples	4.9%
Energy	4.7%
Health Care	4.6%
Utilities	2.7%
Real Estate	1.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	35.1%
India	16.7%
Taiwan	13.0%
South Korea	7.0%
South Africa	6.3%
Brazil	3.4%
Mexico	2.8%
Saudi Arabia	2.4%
United Arab Emirates	2.3%
Malaysia	2.2%
Other#	8.8%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in professional fees for foreign withholding tax claims.

Material Fund Change Expenses [Text Block]	The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in professional fees for foreign withholding tax claims.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after August 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000219747 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced MSCI EM ETF
Class Name	iShares ESG Advanced MSCI EM ETF
Trading Symbol	EMXF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Advanced MSCI EM ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI EM ETF	$17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 17.57%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index (Net) returned 16.99%.
What contributed to performance?
Chinese equities were the largest contributors to the Fund’s return during the reporting period. While tariff tensions increased volatility, equities were supported by government stimulus and improved investor sentiment. In the financials sector, diversified Chinese banks benefited from the country’s historic stimulus efforts, which included capital injections and other active interventions to support the banking sector. Insurance companies were driven by a rising stock market, supportive regulatory policies, and favorable demographic trends. Stocks in Taiwan also contributed to performance, most notably in the information technology sector. A major semiconductor supplier was supported by surging demand for artificial intelligence chips and continued innovation, despite the threat of tariffs. In South Korea, diversified banks gained as corporate reforms boosted investor confidence.
What detracted from performance?
Indian stocks detracted from the Fund’s return during the reporting period. Equities declined due to investor caution and selling pressure stemming from slowing earnings growth, stretched valuations, and global headwinds.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 6, 2020 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	17.57%	6.47%
MSCI Emerging Markets Index (Net)	16.80	5.25
MSCI Emerging Markets Choice ESG Screened 5% Issuer Capped Index (Net)	16.99	6.79

Performance Inception Date	Oct. 06, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 107,723,091
Holdings Count | Holding	522
Advisory Fees Paid, Amount	$ 145,347
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$107,723,091
Number of Portfolio Holdings	522
Net Investment Advisory Fees	$145,347
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	43.6%
Information Technology	17.1%
Consumer Discretionary	11.9%
Communication Services	6.9%
Health Care	5.2%
Industrials	5.2%
Consumer Staples	4.9%
Real Estate	2.4%
Materials	2.0%
Utilities	0.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	27.2%
Taiwan	18.2%
India	14.6%
South Korea	8.9%
Brazil	4.9%
South Africa	3.9%
Saudi Arabia	3.8%
United Arab Emirates	2.9%
Mexico	2.2%
Malaysia	2.0%
Other#	11.4%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000244564 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets Value Factor ETF
Class Name	iShares MSCI Emerging Markets Value Factor ETF
Trading Symbol	EVLU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Emerging Markets Value Factor ETF (the “Fund”) for the period of September 4, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Value Factor ETF	$38(a)	0.35%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 38	[7]
Expense Ratio, Percent	0.35%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period ended August 31, 2025, the Fund returned 18.40%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 19.64% and the MSCI Emerging Markets Value Factor Select Index (Net) returned 18.49%.
What contributed to performance?
Chinese equities were the largest contributors to the Fund’s return during the reporting period. While tariff tensions increased volatility, equities were supported by government stimulus and improved investor sentiment. In the financials sector, larger Chinese banks benefited from the country’s historic stimulus efforts, which included capital injections and other active interventions to support the banking sector, while insurance companies were driven by a rising stock market, supportive regulatory policies, and favorable demographic trends. Chinese communication stocks also contributed. Notably, a multinational technology and entertainment conglomerate in the interactive media and services sector gained on strong growth in its gaming and advertising units. In Taiwan, companies that provide technology hardware and storage also gained amid heightened demand for artificial intelligence-powered data centers, infrastructure, and servers. Positive industry trends were tailwinds for financials stocks, including relaxed regulatory requirements aimed at increasing market activity and reduced reporting requirements.
What detracted from performance?
Indian stocks detracted from the Fund's return due to foreign investor outflow and global trade uncertainty as a result of tariffs from the United States, which began during the reporting period. The tariffs resulted in a sharp drop in exports and sharp equity market volatility. In the information technology sector, IT consulting stocks (which are hired by companies to help them achieve their business objectives and improve efficiency) were weighed down by weak discretionary technology spending as clients cut budgets due to tariff uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 4, 2024 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 8,453,436
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 26,539
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,453,436
Number of Portfolio Holdings	272
Net Investment Advisory Fees	$26,539
Portfolio Turnover Rate	41%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.4%
Information Technology	23.4%
Consumer Discretionary	14.7%
Communication Services	9.3%
Materials	6.3%
Industrials	6.1%
Energy	4.5%
Consumer Staples	3.7%
Health Care	2.6%
Utilities	2.6%
Real Estate	1.4%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	31.3%
South Korea	14.8%
India	14.0%
Taiwan	13.9%
South Africa	4.2%
Saudi Arabia	3.9%
Brazil	3.8%
Mexico	3.5%
Indonesia	2.2%
United Arab Emirates	1.7%
Other#	6.7%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000259095 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI World Small-Cap ETF
Class Name	iShares MSCI World Small-Cap ETF
Trading Symbol	WSML
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI World Small-Cap ETF (the “Fund”) for the period of April 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI World Small-Cap ETF	$7(a)	0.15%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 7	[9]
Expense Ratio, Percent	0.15%	[10]
Net Assets	$ 739,344,492
Holdings Count | Holding	3,277
Advisory Fees Paid, Amount	$ 281,765
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$739,344,492
Number of Portfolio Holdings	3,277
Net Investment Advisory Fees	$281,765
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	20.4%
Financials	15.6%
Consumer Discretionary	12.4%
Information Technology	11.8%
Health Care	9.1%
Real Estate	7.9%
Materials	7.5%
Consumer Staples	4.5%
Energy	4.2%
Communication Services	3.8%
Utilities	2.8%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
United States	59.9%
Japan	12.8%
United Kingdom	4.8%
Canada	3.9%
Australia	3.8%
Sweden	1.9%
Switzerland	1.6%
Germany	1.4%
Israel	1.4%
France	1.2%
Other#	7.3%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000219745 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced MSCI EAFE ETF
Class Name	iShares ESG Advanced MSCI EAFE ETF
Trading Symbol	DMXF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Advanced MSCI EAFE ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI EAFE ETF	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 6.47%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42%, the MSCI EAFE Choice ESG Screened Index (Net) returned 6.75% and the MSCI All Country World Index (Net) returned 15.79%.
What contributed to performance?
During the reporting period, Japanese stocks contributed the most to the Fund’s return , supported by sustained corporate governance reforms and renewed confidence among both domestic and foreign investors. The diversified banking industry within the financials sector led returns, buoyed by the Bank of Japan’s continued shift away from negative interest rates and toward policy normalization. Higher interest rates also improved investment income for insurance companies. In Europe, information technology stocks from Germany contributed, led by software and services companies that leveraged cloud computing and artificial intelligence. Financials stocks in Hong Kong also benefited the Fund’s performance, helped by increased investment flows from mainland China, a resurgent initial public offering market, and robust trading activity.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 16, 2020 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.47%	8.23%	9.61%
MSCI ACWI ex USA Index (Net)	15.42	8.94	10.26
MSCI EAFE Choice ESG Screened Index (Net)	6.75	8.24	9.62
MSCI All Country World Index (Net)	15.79	12.00	13.78

Performance Inception Date	Jun. 16, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Effective August 31, 2025, the Fund changed its broad-based securities market index from MSCI All Country World Index (Net) to MSCI ACWI ex USA Index (Net), which Fund management believes is more representative of the investments in which the Fund invests.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 821,451,597
Holdings Count | Holding	413
Advisory Fees Paid, Amount	$ 942,976
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$821,451,597
Number of Portfolio Holdings	413
Net Investment Advisory Fees	$942,976
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	27.6%
Industrials	18.7%
Information Technology	15.8%
Health Care	11.9%
Communication Services	6.7%
Consumer Discretionary	5.8%
Materials	5.7%
Real Estate	4.1%
Consumer Staples	3.0%
Utilities	0.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	25.1%
Switzerland	11.8%
France	10.3%
Netherlands	8.6%
Germany	8.2%
United Kingdom	7.5%
Sweden	6.1%
Australia	4.5%
Hong Kong	3.3%
Singapore	2.6%
Other#	12.0%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000244562 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Emerging Markets Quality Factor ETF
Class Name	iShares MSCI Emerging Markets Quality Factor ETF
Trading Symbol	EQLT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Emerging Markets Quality Factor ETF (the “Fund”) for the period of September 4, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Quality Factor ETF	$37(a)	0.35%(b)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Annualized.

Expenses Paid, Amount	$ 37	[11]
Expense Ratio, Percent	0.35%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period?
  For the reporting period ended August 31, 2025, the Fund returned 16.07%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 19.64% and the MSCI Emerging Markets Quality Factor Select Index (Net) returned 16.32%.
What contributed to performance?
Chinese equities were the largest contributors to the Fund’s return during the reporting period. While tariff tensions increased volatility, equities were supported by government stimulus and improved investor sentiment. Within the consumer discretionary sector, a broadline retailer contributed amid rapid growth in its cloud and digital commerce units. In the communication sector, a multinational technology and entertainment conglomerate gained due to strong growth in its gaming and advertising units. Additionally, in the financials sector, insurance companies were driven by a rising stock market, supportive regulatory policies, and favorable demographic trends. In Taiwan, a major semiconductor supplier was supported by surging demand for artificial intelligence chips and continued innovation, despite the threat of tariffs, while a manufacturer of networking and communications equipment gained due to growing demand for artificial intelligence infrastructure demand.
What detracted from performance?
Indian stocks detracted from the Fund's return due to foreign investor outflow and global trade uncertainty as a result of tariffs from the United States, which began during the reporting period. The tariffs resulted in a sharp drop in exports and sharp equity market volatility.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 4, 2024 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns As of the date of this report, the Fund does not have a full fiscal year of performance information to report.
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 8,804,538
Holdings Count | Holding	309
Advisory Fees Paid, Amount	$ 27,432
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$8,804,538
Number of Portfolio Holdings	309
Net Investment Advisory Fees	$27,432
Portfolio Turnover Rate	41%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	23.9%
Financials	22.7%
Consumer Discretionary	13.5%
Communication Services	10.5%
Industrials	6.7%
Materials	6.7%
Consumer Staples	4.8%
Energy	3.8%
Health Care	2.9%
Utilities	2.6%
Real Estate	1.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	28.1%
India	18.1%
Taiwan	13.4%
South Korea	10.2%
Brazil	6.3%
South Africa	4.7%
Saudi Arabia	4.5%
United Arab Emirates	2.5%
Mexico	2.4%
Indonesia	2.0%
Other#	7.8%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000150700 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Saudi Arabia ETF
Class Name	iShares MSCI Saudi Arabia ETF
Trading Symbol	KSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Saudi Arabia ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Saudi Arabia ETF	$72	0.75%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned (8.01)%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI Saudi Arabia IMI 25/50 Index (Net) returned (7.21)%.
What contributed to performance?
There were no significant contributors to the Fund’s performance during the reporting period.
What detracted from performance?
Saudi Arabia is the world's largest oil producer and the country highly sensitive to energy prices. The recent downward trajectory of oil prices, due to increased production and weak energy demand triggered by slowing global economic growth, has placed negative pressure on the country’s economy and increased fiscal pressure. During the reporting period, the utilities sector was the largest drag on the Fund’s return, largely attributed to an energy solutions company. Despite increased revenue, profit was weighed down by higher borrowing costs and impairment losses (the reduction in book value of an asset when its fair market value permanently drops below what is recorded on a company’s balance sheet.) Falling oil prices and production cuts negatively impacted the energy sector, particularly the country’s majority state-owned oil company. Healthcare facilities companies also weighed on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 16, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	(8.01)%	7.92%	6.65%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.88
MSCI Saudi Arabia IMI 25/50 Index (Net)	(7.21)	8.77	7.46

Performance Inception Date	Sep. 16, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 570,327,646
Holdings Count | Holding	133
Advisory Fees Paid, Amount	$ 4,813,472
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$570,327,646
Number of Portfolio Holdings	133
Net Investment Advisory Fees	$4,813,472
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	39.4%
Materials	15.1%
Energy	10.8%
Communication Services	9.4%
Health Care	4.4%
Utilities	4.4%
Consumer Staples	3.9%
Consumer Discretionary	3.8%
Real Estate	3.5%
Industrials	3.1%
Information Technology	2.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Al Rajhi Bank	13.9%
Saudi Arabian Oil Co.	10.3%
Saudi National Bank (The)	7.6%
Saudi Telecom Co.	6.2%
Saudi Arabian Mining Co.	4.4%
Saudi Basic Industries Corp.	4.0%
Riyad Bank	3.1%
ACWA Power Co.	2.7%
Alinma Bank	2.5%
Saudi Awwal Bank	2.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Al Rajhi Bank	13.9%
Saudi Arabian Oil Co.	10.3%
Saudi National Bank (The)	7.6%
Saudi Telecom Co.	6.2%
Saudi Arabian Mining Co.	4.4%
Saudi Basic Industries Corp.	4.0%
Riyad Bank	3.1%
ACWA Power Co.	2.7%
Alinma Bank	2.5%
Saudi Awwal Bank	2.5%
(a)	Excludes money market funds.

C000210083 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Japan Value ETF
Class Name	iShares MSCI Japan Value ETF
Trading Symbol	EWJV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Japan Value ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan Value ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 17.81%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI Japan Value Index (Net) returned 19.58%.
What contributed to performance?
Japanese value stocks were supported by sustained corporate governance reforms and renewed confidence among both domestic and foreign investors during the reporting period. The financials sector meaningfully contributed to the Fund’s return, particularly diversified banks as the Bank of Japan raised rates and returned to monetary policy normalization. Additionally, higher interest rates also improved investment income for insurance companies. In the industrials sector, trading houses, which invest and manage businesses across a wide range of industries, gained due to an increased stake by a major investor and as they raised dividend policies. Companies that supply electrical equipment were supported by increased sales volume from customers in the smartphone manufacturing sector and artificial intelligence related semiconductor field. Additionally, a multinational conglomerate in the communication sector gained due to significant investments in artificial intelligence.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 5, 2019 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	17.81%	13.62%	10.26%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.99
MSCI Japan Value Index (Net)	19.58	13.88	10.40

Performance Inception Date	Mar. 05, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 478,749,048
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 468,991
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$478,749,048
Number of Portfolio Holdings	115
Net Investment Advisory Fees	$468,991
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	27.3%
Industrials	23.6%
Consumer Discretionary	18.4%
Communication Services	8.9%
Information Technology	5.0%
Real Estate	4.3%
Materials	3.6%
Consumer Staples	3.0%
Health Care	2.9%
Utilities	1.6%
Energy	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Toyota Motor Corp.	8.6%
Mitsubishi UFJ Financial Group Inc.	8.1%
Sumitomo Mitsui Financial Group Inc.	4.7%
Mizuho Financial Group Inc.	3.9%
Mitsubishi Corp.	3.6%
Mitsui & Co. Ltd.	2.7%
KDDI Corp.	2.6%
SoftBank Group Corp.	2.4%
Honda Motor Co. Ltd.	2.2%
SoftBank Corp.	2.1%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Toyota Motor Corp.	8.6%
Mitsubishi UFJ Financial Group Inc.	8.1%
Sumitomo Mitsui Financial Group Inc.	4.7%
Mizuho Financial Group Inc.	3.9%
Mitsubishi Corp.	3.6%
Mitsui & Co. Ltd.	2.7%
KDDI Corp.	2.6%
SoftBank Group Corp.	2.4%
Honda Motor Co. Ltd.	2.2%
SoftBank Corp.	2.1%
(a)	Excludes money market funds.

C000170246 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware MSCI EAFE ETF
Class Name	iShares ESG Aware MSCI EAFE ETF
Trading Symbol	ESGD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware MSCI EAFE ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI EAFE ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 12.36%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42%, the MSCI EAFE Extended ESG Focus Index (Spliced) returned 12.68% and the MSCI All Country World Index (Net) returned 15.79%.
What contributed to performance?
Japanese equities were the most meaningful contributors to the Fund’s return during the reporting period, supported by sustained corporate governance reforms and renewed confidence among both domestic and foreign investors. Diversified banks in the financials sector gained as the Bank of Japan raised rates and returned to monetary policy normalization. German stocks were driven by strong corporate earnings from global-facing companies. Optimism surrounding a historic fiscal stimulus plan targeting infrastructure and defense supported firms in the industrials space, while financials benefited the Fund’s return due to strong trading volume and solid investment banking revenue. In the United Kingdom, financials stocks contributed. Banks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity.
What detracted from performance?
A Danish healthcare company detracted from the Fund’s performance during the reporting period. The firm reduced its sales growth outlook after its blockbuster weight loss drug faced increased competition from lower-cost alternatives.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 28, 2016 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	12.36%	9.92%	9.25%
MSCI ACWI ex USA Index (Net)	15.42	8.94	8.77
MSCI EAFE Extended ESG Focus Index (Spliced)	12.68	9.94	9.31
MSCI All Country World Index (Net)	15.79	12.00	12.28

Performance Inception Date	Jun. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Effective August 31, 2025, the Fund changed its broad-based securities market index from MSCI All Country World Index (Net) to MSCI ACWI ex USA Index (Net), which Fund management believes is more representative of the investments in which the Fund invests.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 9,886,101,555
Holdings Count | Holding	388
Advisory Fees Paid, Amount	$ 17,824,621
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$9,886,101,555
Number of Portfolio Holdings	388
Net Investment Advisory Fees	$17,824,621
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.2%
Industrials	19.0%
Health Care	10.7%
Consumer Discretionary	10.0%
Information Technology	8.2%
Consumer Staples	7.9%
Materials	5.4%
Communication Services	4.7%
Energy	3.7%
Utilities	3.2%
Real Estate	2.0%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	22.1%
United Kingdom	14.4%
France	10.6%
Germany	10.0%
Switzerland	9.6%
Australia	7.1%
Netherlands	4.5%
Spain	3.5%
Sweden	3.4%
Italy	3.2%
Other#	11.6%
(a)	Excludes money market funds.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

C000218229 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Kuwait ETF
Class Name	iShares MSCI Kuwait ETF
Trading Symbol	KWT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Kuwait ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Kuwait ETF	$83	0.75%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 21.97%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI All Kuwait Select Size Liquidity Capped Index (Net) returned 22.01%.
What contributed to performance?
The financials sector was the most significant contributor to the Fund’s performance during the reporting period. Increased domestic demand, strong capital, robust liquidity levels, and diversified business strategies helped support the banking segment. In capital markets, higher trading volumes and increased foreign investment benefited the country’s national stock market operator. In real estate, operating companies benefited from significant government reforms. The Kuwait government eased property laws that prohibited real estate ownership by companies owned by non-Kuwaitis and also proposed a mortgage law that would increase access to home financing for citizens. In the communication sector, a leading telecommunications provider saw an increase in their customer base and growth in revenue across its markets.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2020 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	21.97%	14.13%
MSCI Emerging Markets Index (Net)	16.80	4.86
MSCI All Kuwait Select Size Liquidity Capped Index (Net)	22.01	14.84

Performance Inception Date	Sep. 01, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 82,686,865
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 534,180
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$82,686,865
Number of Portfolio Holdings	38
Net Investment Advisory Fees	$534,180
Portfolio Turnover Rate	42%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	65.4%
Real Estate	10.6%
Industrials	9.9%
Communication Services	5.6%
Consumer Discretionary	3.7%
Materials	1.6%
Consumer Staples	1.4%
Energy	0.9%
Utilities	0.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Kuwait Finance House KSCP	21.8%
National Bank of Kuwait SAKP	21.7%
Mobile Telecommunications Co. KSCP	4.3%
Warba Bank KSCP	3.5%
Gulf Bank KSCP	3.4%
Mabanee Co. KPSC	3.3%
National Industries Group Holding SAK	2.5%
Boursa Kuwait Securities Co. KPSC	2.1%
Al Ahli Bank of Kuwait KSCP	2.1%
Commercial Real Estate Co. KSC	2.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Kuwait Finance House KSCP	21.8%
National Bank of Kuwait SAKP	21.7%
Mobile Telecommunications Co. KSCP	4.3%
Warba Bank KSCP	3.5%
Gulf Bank KSCP	3.4%
Mabanee Co. KPSC	3.3%
National Industries Group Holding SAK	2.5%
Boursa Kuwait Securities Co. KPSC	2.1%
Al Ahli Bank of Kuwait KSCP	2.1%
Commercial Real Estate Co. KSC	2.0%
(a)	Excludes money market funds.

C000145378 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI United Kingdom ETF
Class Name	iShares MSCI United Kingdom ETF
Trading Symbol	EWU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI United Kingdom ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI United Kingdom ETF	$54	0.50%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 15.49%.
  For the same period, the MSCI ACWI ex USA Index (Net) returned 15.42% and the MSCI United Kingdom Index (Net) returned 16.49%.
What contributed to performance?
Amid an environment of modest economic growth, stocks in the United Kingdom rose during the reporting period. Financials stocks were the largest contributors, as banks benefited from strong balance sheets, robust performance from investment banking units, and solid trading activity. Insurance firms also aided performance, supported by attractive financial performance, strategic initiatives, and positive market sentiment. In the industrials sector, aerospace and defense firms were lifted as the United Kingdom made substantial new investments in defense spending. In addition to increased defense contracts, firms gained amid robust civil aviation demand. In the consumer staples sector, tobacco companies advanced as they diversified into smoke-free products, as well as strong performance from traditional cigarette markets.
What detracted from performance?
Pharmaceutical firms in the healthcare sector were modest detractors from the Fund’s return during the reporting period. Trial setbacks, policy changes and upheaval in the United States, along with the threat of tariffs weighed on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	15.49%	13.29%	6.00%
MSCI ACWI ex USA Index (Net)	15.42	8.94	7.33
MSCI United Kingdom Index (Net)	16.49	13.90	6.56

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,897,299,396
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 15,461,986
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,897,299,396
Number of Portfolio Holdings	77
Net Investment Advisory Fees	$15,461,986
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	24.0%
Consumer Staples	17.3%
Industrials	14.9%
Health Care	13.7%
Energy	10.9%
Materials	5.9%
Consumer Discretionary	4.7%
Utilities	4.4%
Communication Services	2.5%
Information Technology	1.1%
Real Estate	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
AstraZeneca PLC	8.7%
HSBC Holdings PLC	7.8%
Shell PLC	7.6%
Unilever PLC	5.4%
Rolls-Royce Holdings PLC	4.3%
British American Tobacco PLC	4.2%
BP PLC	3.3%
RELX PLC	3.0%
GSK PLC	2.8%
BAE Systems PLC	2.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
AstraZeneca PLC	8.7%
HSBC Holdings PLC	7.8%
Shell PLC	7.6%
Unilever PLC	5.4%
Rolls-Royce Holdings PLC	4.3%
British American Tobacco PLC	4.2%
BP PLC	3.3%
RELX PLC	3.0%
GSK PLC	2.8%
BAE Systems PLC	2.5%
(a)	Excludes money market funds.

C000140043 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI Qatar ETF
Class Name	iShares MSCI Qatar ETF
Trading Symbol	QAT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI Qatar ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Qatar ETF	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended August 31, 2025, the Fund returned 17.26%.
  For the same period, the MSCI Emerging Markets Index (Net) returned 16.80% and the MSCI All Qatar Capped Index returned 18.40%.
What contributed to performance?
Qatar’s economy demonstrated resilience during the reporting period amid increasing foreign investment and efforts to diversify its economy. In this environment, financial stocks were the largest contributors to the Fund's performance. Diversified banks led, benefitting from robust domestic economic growth, increased credit demand, and strength in deposit growth from both sharia-compliant (in addition to following Islamic law, sharia-compliant prohibits interest and instead uses profit-and-loss sharing agreements) and conventional banking services. Notably, the country’s flagship bank gained due to the firm’s successful expansion in lending and deposits, supported by strong governance. In the industrials sector, a company with diverse interests, including contracting, healthcare, tourism and real estate, and services, was supported by increased investor confidence, profit growth, and as it expanded its international presence. Also contributing was a multinational telecommunications company that gained amid fintech growth, strategic partnerships, an improved dividend policy, and digital infrastructure expansion.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 1, 2015 through August 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	17.26%	6.38%	3.09%
MSCI Emerging Markets Index (Net)	16.80	5.21	6.92
MSCI All Qatar Capped Index	18.40	6.97	3.77

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 78,523,167
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 423,368
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$78,523,167
Number of Portfolio Holdings	33
Net Investment Advisory Fees	$423,368
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of August 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	56.0%
Industrials	14.2%
Energy	9.2%
Communication Services	5.5%
Materials	5.4%
Real Estate	4.3%
Utilities	2.6%
Consumer Staples	1.4%
Health Care	0.8%
Information Technology	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Qatar National Bank QPSC	22.4%
Qatar Islamic Bank QPSC	14.7%
Industries Qatar QSC	6.7%
Qatar Gas Transport Co. Ltd.	4.5%
Al Rayan Bank	4.5%
Commercial Bank PSQC (The)	4.3%
Qatar International Islamic Bank QSC	4.0%
Qatar Navigation QSC	3.9%
Ooredoo QPSC	3.8%
Qatar Fuel QSC	3.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Qatar National Bank QPSC	22.4%
Qatar Islamic Bank QPSC	14.7%
Industries Qatar QSC	6.7%
Qatar Gas Transport Co. Ltd.	4.5%
Al Rayan Bank	4.5%
Commercial Bank PSQC (The)	4.3%
Qatar International Islamic Bank QSC	4.0%
Qatar Navigation QSC	3.9%
Ooredoo QPSC	3.8%
Qatar Fuel QSC	3.2%
(a)	Excludes money market funds.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[3]	Rounds to less than $1.
[4]	Rounds to less than 0.01%.
[5]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[6]	Annualized.
[7]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[8]	Annualized.
[9]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[10]	Annualized.
[11]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[12]	Annualized.